Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments Under Operating Leases [Abstract]
2026	$ 28,635
2027	25,588
2028	25,588
2029	20,511
Thereafter	1,286
Total undiscounted cash flows	101,608
Current operating lease liabilities	25,562	$ 19,945
Non-current operating lease liabilities	69,199	$ 72,680
Total operating lease liabilities	94,761
Interest on lease liabilities	$ 6,847